As filed with the Securities and Exchange Commission on July 25, 2016

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 285	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 390	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on July 29, 2016 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 285 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on Form N-1A (File No. 33-12113) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 284, which was filed with the Securities and Exchange Commission on May 27, 2016. This Post-Effective Amendment No. 285 is filed solely for the purpose of designating July 29, 2016 as the new effective date of Post-Effective Amendment No. 284.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 285 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 285 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 25th day of July, 2016.

PIMCO FUNDS
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	July 25, 2016

George E. Borst*	Trustee	July 25, 2016

E. Philip Cannon*	Trustee	July 25, 2016

Jennifer H. Dunbar*	Trustee	July 25, 2016

Gary F. Kennedy*	Trustee	July 25, 2016

Peter B. McCarthy*	Trustee	July 25, 2016

Douglas M. Hodge*	Trustee	July 25, 2016

Ronald C. Parker*	Trustee	July 25, 2016
Peter G. Strelow*	President (Principal Executive Officer)	July 25, 2016
Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	July 25, 2016

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 284 to Registration Statement No. 33-12113 on May 27, 2016.